SHARE-BASED COMPENSATION - Additional Information (Detail) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Nov. 30, 2019 ¥ / shares shares	Oct. 31, 2018 ¥ / shares shares	Sep. 30, 2016 ¥ / shares shares	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) shares	Mar. 31, 2019	Dec. 31, 2018 CNY (¥) ¥ / shares	Mar. 31, 2018	Dec. 31, 2017 CNY (¥) ¥ / shares	Mar. 31, 2017
Options granted in period							288,000	288,000
Options exercise price | ¥ / shares
Weighted average grant date fair value of options granted | ¥ / shares							¥ 50.36			¥ 84.88		¥ 18.16
Share-based compensation expense							¥ 147,582	$ 21,199		¥ 67,778		¥ 89,396
Total unrecognized compensation cost related to non-vested stock options | ¥							¥ 55,917			¥ 222,928		¥ 74,962
Total unrecognized compensation cost related to non-vested stock options, weighted-average period							2 years 6 months 3 days	2 years 6 months 3 days		3 years 6 months 18 days		3 years 3 months
Unrecognized share-based compensation expense recognized | ¥							¥ 39,390
Options cancelled			2,377,000				(3,546,000)	(3,546,000)
Two Thousand Nineteen Incentive Plan
Options granted in period	288,000
Options exercise price | ¥ / shares	¥ 3.5
Two Thousand Sixteen incentive paln
Options cancelled							2,377,000	2,377,000
Two Thousand Eighteen incentive paln
Options cancelled		1,169,000
Shanghai Jiayin Finance Technology Co., Ltd.
Percentage of total outstanding shares			27.00%
Shanghai Jiayin Finance Technology Co., Ltd. | Share-based Compensation Award, Tranche One
Options granted in period			13,321,500
Options exercise price | ¥ / shares			¥ 3.5
Shanghai Jiayin Finance Technology Co., Ltd. | Share-based Compensation Award, Tranche Two
Options granted in period		2,851,600
Options exercise price | ¥ / shares		¥ 3.5
Shanghai Jiayin Finance Technology Co., Ltd. | Employee Stock | Share-based Compensation Award, Tranche One
Options life			4 years 6 months
Options vesting percentage						30.00%			30.00%		25.00%		15.00%
Shanghai Jiayin Finance Technology Co., Ltd. | Employee Stock | Share-based Compensation Award, Tranche Two
Options life		4 years 6 months
Options vesting percentage				30.00%	30.00%	25.00%			15.00%
Shanghai Jiayin Finance Technology Co., Ltd. | Employee incentive plan
Shares that will be used under the Plan			13,500,000